Revenues and Long-Lived Assets by Geographical Area (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
REVENUES	$ 4,428.0	$ 4,135.0	$ 5,108.0
Property and equipment, net	10,514	10,231	10,739
United States
Segment Reporting Information [Line Items]
REVENUES	4,244.0	3,997.0	4,930.0
Property and equipment, net	10,095	10,013	10,541
Brazil
Segment Reporting Information [Line Items]
REVENUES	8.0
Property and equipment, net	48
Canada
Segment Reporting Information [Line Items]
REVENUES	109.0	96.0	119.0
Property and equipment, net	131	135	123
Chile
Segment Reporting Information [Line Items]
REVENUES	29.0	25.0	32.0
Property and equipment, net	56	53	45
Mexico
Segment Reporting Information [Line Items]
REVENUES	21.0	17.0	27.0
Property and equipment, net	29	30	30
United Kingdom
Segment Reporting Information [Line Items]
REVENUES	17.0
Property and equipment, net	$ 155